Deferred revenue	12 Months Ended
Dec. 31, 2021
Deferred revenue
Note	28 | Deferred revenue

	12.31.21	12.31.20
Non-current
Nonrefundable customer contributions	1,687	2,220

	12.31.21	12.31.20
Current
Nonrefundable customer contributions	44	55